Related Parties (Tables)	9 Months Ended
Sep. 30, 2020
Related Party Transactions [Abstract]
Schedule of Amount Owed to Related Parties

The following table represents amounts due to related parties as of September 30, 2020 and December 31, 2019 consist of the following (in thousands):

	September 30,	December 31,
	2020	2019
Affiliate fees	$85,116	$-
Alexander Bafer, former Executive Chairman	458	20
John Textor, former Chief Executive Officer and affiliated companies	264	592
Other	9	53
Total	$85,847	$665